TAXES ON INCOME	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
TAXES ON INCOME	TAXES ON INCOME
a.Israeli taxation:
1.Corporate tax:
Commencing 2012, NICE Ltd. and its Israeli subsidiary elected the Preferred Enterprise regime to apply under the Law for the Encouragement of Capital Investments (the “Investment Law”). The election is irrevocable. Under the Preferred Enterprise Regime, from 2015 through 2016, NICE Ltd. and its Israeli subsidiary's entire preferred income was subject to the tax rate of 16%.
In December 2016, the Israeli Knesset passed a number of changes to the Investments Law regimes. These changes came into law in May 2017, retroactively effective beginning January 1, 2017, upon the passing into law of Regulations promulgated by the Finance Ministry to implement the "Nexus Principles" based on OECD guidelines published as part of the Base Erosion and Profit Shifting (BEPS) project. Such Regulations provide rules for implementation of the new beneficial Preferred Technology Enterprise tax regime.
The Company believes it qualifies as a Preferred Technology Enterprise and accordingly is eligible for a tax rate of 12% on its preferred technology income, as defined in such regulations, beginning from tax year 2017 and onwards. The Company expects that it will continue to qualify as a Preferred Technology Enterprise in subsequent tax years.
Income not eligible for Preferred Enterprise or Preferred Technology Enterprise benefits is taxed at the regular corporate tax rate, which remains 23% in 2020 (23.0% in 2019 and 2018 as well).
Prior to 2012, most of NICE Ltd. and its Israeli subsidiary's income was exempt from tax or subject to reduced tax rates under the Investment Law. Upon distribution of exempt income, the distributing company was subject to reduced corporate tax rates ordinarily applicable to such income under the Investment Law. Currently, income subjected to a reduced tax rate under the Preferred Enterprise and Preferred Technology Enterprise Regime will be freely distributable as dividends, subject to a 20%
withholding tax (or lower, under an applicable tax treaty). However, upon the distribution of a dividend from such Preferred Income to an Israeli company, no withholding tax will be imposed
In September 2013, and pursuant to a temporary Israeli government tax relief, the Company made an election to pay reduced corporate tax on undistributed exempt income, generated under the Investment Law and accumulated by the company until December 31, 2011 and be entitled to distribute a dividend, without being required to pay additional corporate tax, from such income. NICE Ltd. duly released its and its Israeli subsidiary's tax-exempted income through 2011. In addition, under this election the Company was required to make and complete certain qualified investments in Israeli “industrial projects” (as defined in the Law), by December 31, 2018, which the Company believes it has done. In December 2020, in the context of a multi-year settlement with the Israeli Tax Authorities, the Israeli subsidiary paid a reduced corporate tax rate on its 2012 tax-exempted earnings. Further to the 2013 election and recent 2020 settlement, neither NICE Ltd. nor its Israeli subsidiary would have a tax liability upon future distributions of any previously tax-exempted earnings.

2.Foreign Exchange Regulations:
Under the Foreign Exchange Regulations, NICE Ltd. and its Israeli subsidiary calculate their tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.
3.Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:
NICE Ltd. and its Israeli subsidiary believe they each currently qualify as an “Industrial Company” as defined by the above law and, as such, are entitled to certain tax benefits including deduction of public offering expenses in three equal annual installments and amortization of cost of purchased know-how and patents for tax purposes over 8 years.
b.Income taxes on non-Israeli subsidiaries:
Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. The Company's consolidated tax rate depends on the geographical mix of where its profits are earned. Primarily, in 2020, the Company's U.S. subsidiaries are subject to combined federal and state income taxes of approximately 25% and its subsidiaries in the U.K. and India are subject to corporation tax at a rate of approximately 19% and 17.5% respectively. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the Company's foreign subsidiaries. This is because the Company has the intent and ability to reinvest these earnings indefinitely in the foreign subsidiaries and therefore those earnings are continually redeployed in those jurisdictions. As of December 31, 2020, the amount of undistributed earnings of non-Israeli subsidiaries, which is considered indefinitely reinvested, was $941,710 with a corresponding unrecognized deferred tax liability of $124,742. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes, subject to an adjustment for foreign tax credits, and foreign withholding taxes.
c.U.S. Tax Reform:
On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the “U.S. Tax Reform” or “TCJA”); a comprehensive tax legislation that includes significant changes to the taxation of business entities. These changes include several key tax provisions, among others: (i) a permanent reduction to the statutory federal corporate income tax rate from 35% to 21% effective for tax years beginning after December 31, 2017; (ii) a shift of the U.S. taxation of multinational corporations from a tax on worldwide income to a modified territorial system (along with certain new rules designed to prevent erosion of the U.S. income tax base - “BEAT”); (iii) establishing immediate deductions for certain new investments instead of deductions for depreciation expense over time, and modifying or repealing certain business deductions and credits; and (iv) providing a permanent deduction to corporations generating revenues from non-US markets (known as a deduction for foreign derived intangible income -“FDII”).
The final impact of the TCJA may differ due to, among other things, possible changes in the interpretations and assumptions made by the Company as a result of additional information, additional guidance or finalization of law and regulations, that will be issued by the U.S. Department of Treasury, the IRS or other standard-setting bodies, and which may impact the Company's future financial statements; and will be accounted for when such guidance is issued.

d.Net operating loss carryforward:
As of December 31, 2020, the Company and certain of its subsidiaries had tax loss carry-forwards totaling in aggregate approximately $198,050 which can be carried forward and offset against taxable income. Approximately $82,405 of these carry-forward tax losses have no expiration date, with the balance expiring between the years 2021 and 2037.
Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.
e.Deferred tax assets and liabilities:
Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2020	2019
Deferred tax assets:
Net operating losses carryforward and tax credits	$42,154	$31,254
Intra-entity transfer of certain intangible assets (*)	20,734	18,798
Operating leases liabilities	24,286	24,398
Share based payments	20,330	19,017
Research and development costs	9,210	3,645
Reserves, allowances and other	46,943	31,090
Deferred tax assets before valuation allowance	163,657	128,202
Valuation allowance	(10,227)	(9,145)
Deferred tax assets	153,430	119,057

Deferred tax liabilities:
Acquired intangibles	(81,320)	(87,711)
Operating lease right-of-use assets	(20,419)	(20,357)
Acquired deferred revenue	(1,785)	(760)
Internal use software and other fixed assets	(19,168)	(14,779)
Prepaid compensation expenses	(23,965)	(17,446)
Debt	(3,679)	—
Other	(2,468)	—
Deferred tax liabilities	(152,804)	(141,053)

Deferred tax assets (liabilities), net	$626	$(21,996)

(*) During the years ended December 31, 2020 and 2019, the Company completed intra-entity transfers of certain intangible assets to a different tax jurisdiction. As a result of the transfers, the Company utilized net operating losses carried forward, incurred a tax expense on capital gain, released valuation allowances and recorded a deferred tax asset.

	December 31,
	2020	2019
Deferred tax assets	$32,735	$30,513
Deferred tax liabilities	(32,109)	(52,509)
Deferred tax assets ( liabilities) , net	$626	$(21,996)
The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning their realization.
f.A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year Ended December 31,
	2020	2019	2018
Income before taxes on income, as reported in the consolidated statements of income	$237,188	$234,273	$186,715
Statutory tax rate in Israel	23.0%	23.0%	23.0%
Preferred Enterprise / Preferred Technology Enterprise benefits (*)	(3.8)%	(7.7)%	(13.0)%
Changes in valuation allowance	0.5%	0.7	—%
Earnings taxed under foreign law	(0.5)%	17.9%	(1.8)%
Tax settlements and other adjustments	(0.6)%	5.8%	7.0%
U.S. Tax Reform one-time adjustment	—%	—%	(1.6)
Intangible assets transfer	0.1%	(14.2)%	—%
Other	(1.5)%	(4.9)%	1.1%
Effective tax rate	17.2%	20.6%	14.7%
(*)The effect of the benefit resulting from the “Preferred Enterprise/Preferred Technology Enterprise benefits” status on net earnings per ordinary share is as follows:

	Year Ended December 31,
	2020	2019	2018
Basic	$0.15	$0.29	$0.39
Diluted	$0.14	$0.28	$0.38

g.Income before taxes on income is comprised as follows:

	Year Ended December 31,
	2020	2019	2018
Domestic	$87,008	$169,236	$193,664
Foreign	150,180	65,037	(6,949)
	$237,188	$234,273	$186,715
h.Taxes on income (tax benefit) are comprised as follows:

	Year Ended December 31,
	2020	2019	2018
Current	$74,096	$60,586	$57,549
Deferred	(33,254)	(12,217)	(30,172)

	40,842	48,369	27,377

Domestic	15,995	8,614	29,947
Foreign	24,847	39,755	(2,570)
	$40,842	$48,369	$27,377
Of which:

	Year Ended December 31,
	2020	2019	2018
Domestic taxes:
Current	$22,323	$29,075	$34,370
Deferred	(6,328)	(20,461)	(4,423)

	15,995	8,614	29,947
Foreign taxes:
Current	51,773	31,196	23,179
Deferred	(26,926)	8,559	(25,749)

	24,847	39,755	(2,570)

Taxes on income	$40,842	$48,369	$27,377
i.Uncertain tax positions:
A reconciliation of the beginning and ending balances of the total amounts of uncertain tax position is as follows:

	December 31,
	2020	2019
Uncertain tax positions, beginning of year	$64,884	$58,560
Increases/(Decreases) in tax positions for prior years	6,456	(3,443)
Increases in tax positions for current year	6,935	15,749
Settlements	(378)	—
Expiry of the statute of limitations	(4,641)	(5,982)

Uncertain tax positions, end of year	$73,256	$64,884

The Company accrued $8,453 and $3,889 due to interest and penalties related to uncertain tax positions as of December 31, 2020 and 2019 respectively.
During the course of 2019, upon receipt of an information letter, the Company's United Kingdom Subsidiary Group elected to register for the United Kingdom Profits Diversion Compliance Facility, covering the years 2015-2018. NICE Ltd. is currently in the process of routine Israeli income tax audits for the tax years 2014 through 2018 (refer to note 18). In December 2020, the Israeli Subsidiary concluded a multi-year settlement encompassing tax years 2015-2019. As of December 31, 2020, U.S. federal income tax returns filed by the Company's US subsidiaries for the tax years prior to 2016 are no longer subject to general audit. To the extent the Company or its subsidiaries generated net operating losses or tax credits in closed tax years, future use of the net operating loss or tax credit carry forward balance would be subject to examination within the relevant statute of limitations for the year in which it was utilized. The Company and its subsidiaries are still subject to other income tax audits for the tax years of 2012 through 2019.